Insurance (Insurance Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 413,302	$ 416,041
Retail
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	136,778	134,904
Group, Voluntary & Worksite Benefits
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	30,328	29,521
Corporate Benefit Funding
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	115,440	112,591
Latin America
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	15,596	16,227
Asia
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	86,483	93,066
EMEA
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	20,520	21,657
Corporate & Other
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 8,157	$ 8,075